                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                   PROSPECTUS SUPPLEMENT DATED JULY 31, 2008*

FUND                                                                  PROSPECTUS DATE     FORM #
RiverSource Floating Rate Fund                                         Sept. 28, 2007  S-6501-99 D
RiverSource Income Builder Basic Income Fund                           March 31, 2008  S-6394-99 E
RiverSource Income Builder Enhanced Income Fund                        March 31, 2008  S-6394-99 E
RiverSource Income Builder Moderate Income Fund                        March 31, 2008  S-6394-99 E
RiverSource Strategic Income Allocation Fund                            Nov. 29, 2007  S-6287-99 C


The "Portfolio Manager(s)" section under "Fund Management and
Compensation -- Investment Manager" section is revised:

Effective immediately, Erol Sonderegger no longer serves as portfolio manager to the Fund.


--------------------------------------------------------------------------------
S-6394-3 A (7/08)
* Valid until next prospectus update.

S-6394-3 A (7/08)